INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Current:
State					$ 3	$ 3	$ 2
Foreign					2		6
Current Income Tax Expense (Benefit), Total					5	3	8
Deferred:
Federal					(3)	64	12
State					(1)	6	4
Foreign						(5)	4
Foreign realization of tax deductible goodwill from prior acquisitions					2	11
Deferred Income Tax Expense (Benefit), Total			45	26	(2)	76	20
Total	$ 12	$ 1	$ 55	$ 34	$ 3	$ 79	$ 28